UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

ClearBridge Select Fund
Class A [LCLAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$65	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,192,041,865
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Select Fund	PAGE 1	7106-STSR-0625

ClearBridge Select Fund
Class C [LCLCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$102	2.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,192,041,865
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Select Fund	PAGE 1	7107-STSR-0625

ClearBridge Select Fund
Class FI [LCBSX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$67	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,192,041,865
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Select Fund	PAGE 1	7081-STSR-0625

ClearBridge Select Fund
Class R [CBSCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$82	1.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,192,041,865
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Select Fund	PAGE 1	7017-STSR-0625

ClearBridge Select Fund
Class I [LBFIX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$53	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,192,041,865
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Select Fund	PAGE 1	7082-STSR-0625

ClearBridge Select Fund
Class IS [LCSSX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$48	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,192,041,865
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Select Fund	PAGE 1	7083-STSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Select Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 94.2%
Communication Services — 2.2%
Entertainment — 1.0%
Live Nation Entertainment Inc.	242,659	$32,140,184 *
Interactive Media & Services — 1.2%
Reddit Inc., Class A Shares	316,300	36,871,091 *

Total Communication Services		69,011,275
Consumer Discretionary — 10.6%
Broadline Retail — 5.3%
Global-e Online Ltd.	725,324	26,046,385 *
MercadoLibre Inc.	61,432	143,188,777 *(a)
Total Broadline Retail		169,235,162
Hotels, Restaurants & Leisure — 0.8%
Expedia Group Inc.	164,236	25,773,556
Specialty Retail — 3.2%
Burlington Stores Inc.	217,569	48,961,728 *
Lowe’s Cos. Inc.	235,097	52,558,285
Total Specialty Retail		101,520,013
Textiles, Apparel & Luxury Goods — 1.3%
Crocs Inc.	417,612	40,266,149 *

Total Consumer Discretionary		336,794,880
Consumer Staples — 8.8%
Beverages — 2.2%
Constellation Brands Inc., Class A Shares	168,911	31,677,569
Monster Beverage Corp.	620,420	37,299,650 *
Total Beverages		68,977,219
Consumer Staples Distribution & Retail — 6.0%
Casey’s General Stores Inc.	182,005	84,193,693
Grocery Outlet Holding Corp.	694,600	11,662,334 *
Performance Food Group Co.	1,200,987	96,871,612 *
Total Consumer Staples Distribution & Retail		192,727,639
Household Products — 0.6%
Colgate-Palmolive Co.	220,700	20,346,333

Total Consumer Staples		282,051,191
Energy — 3.4%
Energy Equipment & Services — 1.5%
Baker Hughes Co.	1,332,794	47,180,908
Oil, Gas & Consumable Fuels — 1.9%
ConocoPhillips	156,600	13,956,192
Diamondback Energy Inc.	67,700	8,937,077
Expand Energy Corp.	324,690	33,735,291
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Inc., Class A Shares	521,400	$4,374,546
Total Oil, Gas & Consumable Fuels		61,003,106

Total Energy		108,184,014
Financials — 5.5%
Capital Markets — 4.7%
Charles Schwab Corp.	620,400	50,500,560
Intercontinental Exchange Inc.	251,100	42,177,267
KKR & Co. Inc.	491,343	56,145,765
Total Capital Markets		148,823,592
Financial Services — 0.8%
Shift4 Payments Inc., Class A Shares	307,800	25,178,040 *

Total Financials		174,001,632
Health Care — 8.4%
Biotechnology — 1.8%
Argenx SE, ADR	53,600	34,579,504 *
TG Therapeutics Inc.	423,900	19,291,689 *
Ultragenyx Pharmaceutical Inc.	117,860	4,594,183 *
Total Biotechnology		58,465,376
Health Care Equipment & Supplies — 1.5%
Insulet Corp.	190,913	48,165,441 *
Health Care Providers & Services — 3.0%
HealthEquity Inc.	531,486	45,558,980 *
Surgery Partners Inc.	1,445,574	31,730,349 *
UnitedHealth Group Inc.	48,100	19,790,264
Total Health Care Providers & Services		97,079,593
Health Care Technology — 0.9%
Doximity Inc., Class A Shares	511,838	29,113,345 *
Life Sciences Tools & Services — 1.2%
Charles River Laboratories International Inc.	109,048	12,935,274 *
ICON PLC	155,400	23,533,776 *
Total Life Sciences Tools & Services		36,469,050

Total Health Care		269,292,805
Industrials — 15.3%
Aerospace & Defense — 2.2%
L3Harris Technologies Inc.	316,303	69,592,986
Air Freight & Logistics — 0.6%
GXO Logistics Inc.	549,425	19,911,162 *
Building Products — 1.0%
Trex Co. Inc.	576,885	33,355,491 *
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Semi-Annual Report

 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — 5.7%
Clean Harbors Inc.	123,200	$26,357,408 *
Copart Inc.	1,452,040	88,618,001 *
Waste Connections Inc.	339,700	67,134,911
Total Commercial Services & Supplies		182,110,320
Construction & Engineering — 2.1%
Comfort Systems USA Inc.	68,600	27,271,930
WillScot Holdings Corp.	1,587,460	39,876,995
Total Construction & Engineering		67,148,925
Electrical Equipment — 1.1%
Vertiv Holdings Co., Class A Shares	393,783	33,621,193
Ground Transportation — 0.3%
Saia Inc.	43,700	10,662,800 *
Professional Services — 1.4%
Paylocity Holding Corp.	149,200	28,661,320 *
Verisk Analytics Inc.	51,500	15,266,145
Total Professional Services		43,927,465
Trading Companies & Distributors — 0.9%
United Rentals Inc.	45,800	28,920,410

Total Industrials		489,250,752
Information Technology — 36.4%
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp.	193,900	12,471,648 *
IT Services — 2.0%
Shopify Inc., Class A Shares	663,969	63,077,055 *
Semiconductors & Semiconductor Equipment — 6.2%
Lam Research Corp.	310,300	22,239,201
Lattice Semiconductor Corp.	141,700	6,933,381 *
Monolithic Power Systems Inc.	12,300	7,295,130
NVIDIA Corp.	1,427,709	155,506,064
Qorvo Inc.	100,300	7,188,501 *
Total Semiconductors & Semiconductor Equipment		199,162,277
Software — 23.6%
Adobe Inc.	29,296	10,985,414 *
AppLovin Corp., Class A Shares	204,700	55,127,757 *
Autodesk Inc.	104,300	28,604,275 *
Brain Corp.	263,750	1,018,352 *(b)(c)(d)
CyberArk Software Ltd.	55,800	19,650,528 *
Databricks Inc., Series H	217,734	19,977,658 *(b)(c)(d)
Databricks Inc., Series I	89,795	8,238,924 *(b)(c)(d)
Databricks Inc., Series J	200,724	18,416,947 *(b)(c)(d)
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
	Security		Shares	Value

Software — continued
	Datadog Inc., Class A Shares		76,126	$7,777,032 *
	DataRobot Inc., Series F		279,847	861,657 *(b)(c)(d)
	Docusign Inc.		642,060	52,488,405 *
	Fortinet Inc.		741,772	76,966,263 *
	Gitlab Inc., Class A Shares		91,406	4,265,918 *
	HubSpot Inc.		116,938	71,507,587 *
	Klaviyo Inc., Class A Shares		251,659	7,660,500 *
	Microsoft Corp.		317,800	125,613,628
	Rubrik Inc., Class A Shares		142,200	10,029,366 *
	SailPoint Inc.		852,678	14,631,954 *
	SentinelOne Inc., Class A Shares		1,199,661	22,193,729 *
	ServiceNow Inc.		153,528	146,620,775 *
	Sprout Social Inc., Class A Shares		529,711	11,076,257 *
	Varonis Systems Inc.		564,710	24,192,176 *
	Workday Inc., Class A Shares		66,001	16,170,245 *
Total Software				754,075,347
Technology Hardware, Storage & Peripherals — 4.2%
	Apple Inc.		626,344	133,098,100

Total Information Technology				1,161,884,427
Materials — 0.8%
Construction Materials — 0.8%
	Vulcan Materials Co.		101,800	26,705,194

Real Estate — 2.8%
Real Estate Management & Development — 1.7%
	CBRE Group Inc., Class A Shares		443,571	54,195,504 *
Specialized REITs — 1.1%
	SBA Communications Corp.		139,457	33,943,834

Total Real Estate				88,139,338
Total Common Stocks (Cost — $1,961,734,671)				3,005,315,508
	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Entertainment — 0.8%
Live Nation Entertainment Inc., Senior Notes (Cost — $19,080,313)	3.125%	1/15/29	$18,356,000	25,863,604
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Semi-Annual Report

 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 0.6%
Health Care — 0.5%
Life Sciences Tools & Services — 0.3%
Sartorius AG	0.323%	42,100	$10,928,930 (b)(e)
Pharmaceuticals — 0.2%
Caris Life Sciences Inc., Series C	—	837,315	3,596,016 *(b)(c)(d)
Caris Life Sciences Inc., Series D	—	225,000	1,708,971 *(b)(c)(d)
Total Pharmaceuticals			5,304,987

Total Health Care			16,233,917
Information Technology — 0.1%
Software — 0.1%
Brain Corp.	—	631,998	2,440,176 *(b)(c)(d)

Total Preferred Stocks (Cost — $16,983,593)			18,674,093
Investments in Underlying Funds — 0.3%
SPDR S&P Biotech ETF (Cost — $11,434,665)		115,700	9,597,315
Total Investments before Short-Term Investments (Cost — $2,009,233,242)			3,059,450,520
	Rate
Short-Term Investments — 4.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.131%	68,779,784	68,779,784 (f)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.206%	68,779,784	68,779,784 (f)(g)

Total Short-Term Investments (Cost — $137,559,568)			137,559,568
Total Investments — 100.2% (Cost — $2,146,792,810)			3,197,010,088
Liabilities in Excess of Other Assets — (0.2)%			(4,968,223)
Total Net Assets — 100.0%			$3,192,041,865

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for written options.
(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Restricted security (Note 8).
(e)	The rate shown represents the yield as of April 30, 2025.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2025, the total market value of investments in Affiliated
Companies was $68,779,784 and the cost was $68,779,784 (Note 7).

See Notes to Financial Statements.
ClearBridge Select Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 ClearBridge Select Fund
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
At April 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
MercadoLibre Inc., Call (Premiums received — $135,197)	5/16/25	$2,420.000	33	$5,762,947	$(236,610)
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $2,078,013,026)	$3,128,230,304
Investments in affiliated securities, at value (Cost — $68,779,784)	68,779,784
Cash	137,971
Receivable for Fund shares sold	2,043,837
Dividends and interest receivable from unaffiliated investments	1,030,540
Dividends receivable from affiliated investments	326,788
European Union tax reclaims receivable (Note 1)	34,663
Prepaid expenses	68,946
Total Assets	3,200,652,833
Liabilities:
Payable for securities purchased	2,517,814
Investment management fee payable	2,296,101
Payable for Fund shares repurchased	1,911,589
Transfer agent fees payable	987,650
Service and/or distribution fees payable	324,752
Written options, at value (premiums received — $135,197)	236,610
European Union tax reclaim contingent fees payable (Note 1)	8,667
Trustees’ fees payable	5,256
Accrued expenses	322,529
Total Liabilities	8,610,968
Total Net Assets	$3,192,041,865
Net Assets:
Par value (Note 6)	$629
Paid-in capital in excess of par value	2,415,606,178
Total distributable earnings (loss)	776,435,058
Total Net Assets	$3,192,041,865
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
April 30, 2025
Net Assets:
Class A	$1,367,677,607
Class C	$70,619,154
Class FI	$5,973,558
Class R	$2,356,590
Class I	$1,265,651,300
Class IS	$479,763,656
Shares Outstanding:
Class A	27,527,354
Class C	1,559,782
Class FI	120,375
Class R	47,965
Class I	24,426,511
Class IS	9,210,891
Net Asset Value:
Class A (and redemption price)	$49.68
Class C*	$45.28
Class FI (and redemption price)	$49.62
Class R (and redemption price)	$49.13
Class I (and redemption price)	$51.81
Class IS (and redemption price)	$52.09
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$52.57

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2025

Investment Income:
Dividends from unaffiliated investments	$7,539,454
Dividends from affiliated investments	1,078,925
Interest	190,966
Less: Foreign taxes withheld	(31,771)
Total Investment Income	8,777,574
Expenses:
Investment management fee (Note 2)	16,267,387
Service and/or distribution fees (Notes 2 and 5)	2,188,680
Transfer agent fees (Notes 2 and 5)	1,965,143
Registration fees	92,478
Shareholder reports	91,234
Trustees’ fees	87,814
Legal fees	63,582
Fund accounting fees	49,872
Audit and tax fees	16,763
Commitment fees (Note 9)	15,002
Insurance	9,828
Custody fees	331
Miscellaneous expenses	12,844
Total Expenses	20,860,958
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(407,400)
Net Expenses	20,453,558
Net Investment Loss	(11,675,984)
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	135,194,384
Written options	447,915
Foreign currency transactions	31,135
Net Realized Gain	135,673,434
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(215,173,388)
Written options	(540,124)
Foreign currencies	1,036
Change in Net Unrealized Appreciation (Depreciation)	(215,712,476)
Net Loss on Investments, Written Options and Foreign Currency Transactions	(80,039,042)
Decrease in Net Assets From Operations	$(91,715,026)
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2025 (unaudited) and the Year Ended October 31, 2024	2025	2024
Operations:
Net investment loss	$(11,675,984)	$(17,425,115)
Net realized gain	135,673,434	76,492,246
Change in net unrealized appreciation (depreciation)	(215,712,476)	856,203,925
Increase (Decrease) in Net Assets From Operations	(91,715,026)	915,271,056
Fund Share Transactions (Note 6):
Net proceeds from sale of shares	503,474,477	931,777,407
Cost of shares repurchased	(547,355,685)	(1,136,003,427)
Decrease in Net Assets From Fund Share Transactions	(43,881,208)	(204,226,020)
Increase (Decrease) in Net Assets	(135,596,234)	711,045,036
Net Assets:
Beginning of period	3,327,638,099	2,616,593,063
End of period	$3,192,041,865	$3,327,638,099
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.10	$37.74	$35.86	$57.09	$39.44	$27.21
Income (loss) from operations:
Net investment loss	(0.21)	(0.33)	(0.09)	(0.16)	(0.49)	(0.31)
Net realized and unrealized gain (loss)	(1.21)	13.69	1.97	(19.25)	18.14	12.54
Total income (loss) from operations	(1.42)	13.36	1.88	(19.41)	17.65	12.23
Less distributions from:
Net realized gains	—	—	—	(1.82)	—	—
Total distributions	—	—	—	(1.82)	—	—
Net asset value, end of period	$49.68	$51.10	$37.74	$35.86	$57.09	$39.44
Total return[3]	(2.76)%	35.37%	5.24%	(34.97)%	44.75%	44.95%
Net assets, end of period (millions)	$1,368	$1,368	$893	$771	$1,064	$257
Ratios to average net assets:
Gross expenses	1.38%[4]	1.40%[5]	1.44%	1.42%	1.39%	1.39%
Net expenses[6,7]	1.33 [4]	1.33 [5]	1.33	1.34	1.35	1.39
Net investment loss	(0.82)[4]	(0.71)	(0.23)	(0.38)	(0.95)	(0.95)
Portfolio turnover rate	18%	17%[8]	20%[8]	28%[8]	25%[8]	24%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[6]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.33%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.50%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28%, 30% and 26%.
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.73	$34.77	$33.29	$53.54	$37.26	$25.89
Income (loss) from operations:
Net investment loss	(0.38)	(0.61)	(0.35)	(0.46)	(0.80)	(0.52)
Net realized and unrealized gain (loss)	(1.07)	12.57	1.83	(17.97)	17.08	11.89
Total income (loss) from operations	(1.45)	11.96	1.48	(18.43)	16.28	11.37
Less distributions from:
Net realized gains	—	—	—	(1.82)	—	—
Total distributions	—	—	—	(1.82)	—	—
Net asset value, end of period	$45.28	$46.73	$34.77	$33.29	$53.54	$37.26
Total return[3]	(3.10)%	34.40%	4.45%	(35.48)%	43.69%	43.92%
Net assets, end of period (000s)	$70,619	$77,468	$61,930	$62,035	$98,978	$56,197
Ratios to average net assets:
Gross expenses	2.08%[4]	2.08%[5]	2.09%	2.10%	2.08%	2.11%
Net expenses[6,7]	2.08 [4]	2.08 [5]	2.08	2.10	2.08	2.11
Net investment loss	(1.56)[4]	(1.44)	(0.97)	(1.14)	(1.66)	(1.69)
Portfolio turnover rate	18%	17%[8]	20%[8]	28%[8]	25%[8]	24%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28%, 30% and 26%.
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.04	$37.71	$35.85	$57.03	$39.44	$27.20
Income (loss) from operations:
Net investment loss	(0.22)	(0.34)	(0.09)	(0.17)	(0.54)	(0.30)
Net realized and unrealized gain (loss)	(1.20)	13.67	1.95	(19.19)	18.13	12.54
Total income (loss) from operations	(1.42)	13.33	1.86	(19.36)	17.59	12.24
Less distributions from:
Net realized gains	—	—	—	(1.82)	—	—
Total distributions	—	—	—	(1.82)	—	—
Net asset value, end of period	$49.62	$51.04	$37.71	$35.85	$57.03	$39.44
Total return[3]	(2.78)%	35.35%	5.19%	(34.92)%	44.60%	45.00%
Net assets, end of period (000s)	$5,974	$7,364	$5,563	$5,963	$15,869	$5,693
Ratios to average net assets:
Gross expenses	1.36%[4]	1.37%[5]	1.36%	1.32%	1.44%	1.37%
Net expenses[6,7]	1.36 [4]	1.37 [5]	1.36	1.32	1.44	1.37
Net investment loss	(0.85)[4]	(0.74)	(0.24)	(0.39)	(1.03)	(0.93)
Portfolio turnover rate	18%	17%[8]	20%[8]	28%[8]	25%[8]	24%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28%, 30% and 26%.
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022[3]
Net asset value, beginning of period	$50.61	$37.53	$35.80	$38.40
Income (loss) from operations:
Net investment loss	(0.30)	(0.55)	(0.33)	(0.06)
Net realized and unrealized gain (loss)	(1.18)	13.63	2.06	(2.54)
Total income (loss) from operations	(1.48)	13.08	1.73	(2.60)
Less distributions from:
Net realized gains	—	—	—	(0.00)[4]
Total distributions	—	—	—	(0.00)[4]
Net asset value, end of period	$49.13	$50.61	$37.53	$35.80
Total return[5]	(2.92)%	34.89%	4.81%	(6.76)%
Net assets, end of period (000s)	$2,357	$1,891	$462	$7
Ratios to average net assets:
Gross expenses	1.67%[6]	1.74%[7]	2.40%	1.46%[6]
Net expenses[8,9]	1.67 [6]	1.73 [7]	1.75	1.32 [6]
Net investment loss	(1.16)[6]	(1.17)	(0.85)	(0.40)[6]
Portfolio turnover rate	18%	17%[10]	20%[10]	28%[10,11]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]	For the period June 3, 2022 (inception date) to October 31, 2022.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21% and 28%.
[11]	For the year ended October 31, 2022.
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$53.22	$39.21	$37.17	$58.98	$40.65	$27.96
Income (loss) from operations:
Net investment income (loss)	(0.16)	(0.22)	0.01	(0.07)	(0.36)	(0.23)
Net realized and unrealized gain (loss)	(1.25)	14.23	2.03	(19.92)	18.69	12.92
Total income (loss) from operations	(1.41)	14.01	2.04	(19.99)	18.33	12.69
Less distributions from:
Net realized gains	—	—	—	(1.82)	—	—
Total distributions	—	—	—	(1.82)	—	—
Net asset value, end of period	$51.81	$53.22	$39.21	$37.17	$58.98	$40.65
Total return[3]	(2.63)%	35.73%	5.49%	(34.83)%	45.09%	45.39%
Net assets, end of period (millions)	$1,266	$1,376	$1,139	$1,113	$1,838	$807
Ratios to average net assets:
Gross expenses	1.09%[4]	1.10%[5]	1.10%	1.11%	1.09%	1.11%
Net expenses[6,7]	1.09 [4]	1.10 [5]	1.09	1.11	1.09	1.11
Net investment income (loss)	(0.58)[4]	(0.45)	0.02	(0.16)	(0.68)	(0.68)
Portfolio turnover rate	18%	17%[8]	20%[8]	28%[8]	25%[8]	24%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28%, 30% and 26%.
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$53.47	$39.36	$37.27	$59.06	$40.67	$27.95
Income (loss) from operations:
Net investment income (loss)	(0.13)	(0.15)	0.04	(0.01)	(0.31)	(0.21)
Net realized and unrealized gain (loss)	(1.25)	14.26	2.05	(19.96)	18.70	12.93
Total income (loss) from operations	(1.38)	14.11	2.09	(19.97)	18.39	12.72
Less distributions from:
Net realized gains	—	—	—	(1.82)	—	—
Total distributions	—	—	—	(1.82)	—	—
Net asset value, end of period	$52.09	$53.47	$39.36	$37.27	$59.06	$40.67
Total return[3]	(2.58)%	35.88%	5.58%	(34.75)%	45.22%	45.51%
Net assets, end of period (millions)	$480	$497	$516	$421	$407	$165
Ratios to average net assets:
Gross expenses	0.98%[4]	0.98%[5]	0.99%	1.01%	1.00%	1.02%
Net expenses[6,7]	0.98 [4]	0.98 [5]	0.99	1.00	1.00	1.02
Net investment income (loss)	(0.46)[4]	(0.32)	0.11	(0.03)	(0.59)	(0.60)
Portfolio turnover rate	18%	17%[8]	20%[8]	28%[8]	25%[8]	24%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28%, 30% and 26%.
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
ClearBridge Select Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Select Fund 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$1,113,370,889	—	$48,513,538	$1,161,884,427
Other Common Stocks	1,843,431,081	—	—	1,843,431,081
Convertible Bonds & Notes	—	$25,863,604	—	25,863,604
Preferred Stocks:
Health Care	—	10,928,930	5,304,987	16,233,917
Information Technology	—	—	2,440,176	2,440,176
Investments in Underlying Funds	9,597,315	—	—	9,597,315
Total Long-Term Investments	2,966,399,285	36,792,534	56,258,701	3,059,450,520
Short-Term Investments†	137,559,568	—	—	137,559,568
Total Investments	$3,103,958,853	$36,792,534	$56,258,701	$3,197,010,088
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$236,610	—	$236,610

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
ClearBridge Select Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Information Technology	$25,381,962	—	—	$4,564,606	$18,566,970
Preferred Stocks:
Health Care	2,299,276	—	—	3,005,711	—
Information Technology	3,665,986	—	—	(1,225,810)	—
Total	$31,347,224	—	—	$6,344,507	$18,566,970

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2025[1]
Common Stocks:
Information Technology	—	—	—	$48,513,538	$4,564,606
Preferred Stocks:
Health Care	—	—	—	5,304,987	3,005,711
Information Technology	—	—	—	2,440,176	(1,225,810)
Total	—	—	—	$56,258,701	$6,344,507

[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing

ClearBridge Select Fund 2025 Semi-Annual Report

prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 4/30/25 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$46,634	Market comparable	Enterprise value / sales multiple	$19.54	Increase
			Discount for lack of marketability	14.02%	Decrease
		Market approach	Transaction price	$92.50	Increase
* This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
ClearBridge Select Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

ClearBridge Select Fund 2025 Semi-Annual Report

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
ClearBridge Select Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of April 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

ClearBridge Select Fund 2025 Semi-Annual Report

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
ClearBridge Select Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.33%, 2.25%, 1.50%, 1.75%, 1.15% and 1.05%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2025, fees waived and/or expenses reimbursed amounted to $407,400, which included an affiliated money market fund waiver of $26,373.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed

ClearBridge Select Fund 2025 Semi-Annual Report

percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $24,638 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$357,279	—
CDSCs	1,771	$3,086
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$592,196,399
Sales	771,541,521
At April 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,147,362,380	$1,141,585,117	$(91,937,409)	$1,049,647,708
Written options	(135,197)	—	(101,413)	(101,413)
ClearBridge Select Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2025.

LIABILITY DERIVATIVES[1]
Equity Risk
Written options	$236,610

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$259,910
Written options	447,915
Total	$707,825

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(4,462,713)
Written options	(540,124)
Total	$(5,002,837)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

ClearBridge Select Fund 2025 Semi-Annual Report

During the six months ended April 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$767,687
Written options	35,116

†	At April 30, 2025, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,786,774	$1,124,335
Class C	387,496	39,976
Class FI	8,931	4,930
Class R	5,479	2,103
Class I	—	790,972
Class IS	—	2,827
Total	$2,188,680	$1,965,143
For the six months ended April 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$392,088
Class C	590
Class FI	54
Class R	18
Class I	10,782
Class IS	3,868
Total	$407,400
6. Shares of beneficial interest
At April 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same
ClearBridge Select Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,070,063	$162,489,700	8,077,626	$369,684,571
Shares repurchased	(2,323,588)	(122,372,792)	(4,953,793)	(230,371,024)
Net increase	746,475	$40,116,908	3,123,833	$139,313,547
Class C
Shares sold	98,358	$4,756,388	254,125	$10,703,671
Shares repurchased	(196,225)	(9,483,592)	(377,390)	(16,069,494)
Net decrease	(97,867)	$(4,727,204)	(123,265)	$(5,365,823)
Class FI
Shares sold	4,344	$232,754	48,087	$2,227,361
Shares repurchased	(28,242)	(1,474,487)	(51,342)	(2,354,051)
Net decrease	(23,898)	$(1,241,733)	(3,255)	$(126,690)
Class R
Shares sold	14,058	$727,955	31,387	$1,446,998
Shares repurchased	(3,460)	(176,862)	(6,327)	(295,818)
Net increase	10,598	$551,093	25,060	$1,151,180
Class I
Shares sold	4,443,674	$243,353,852	8,338,061	$399,560,821
Shares repurchased	(5,870,297)	(317,447,993)	(11,542,502)	(558,862,020)
Net decrease	(1,426,623)	$(74,094,141)	(3,204,441)	$(159,301,199)
Class IS
Shares sold	1,655,402	$91,913,828	3,098,743	$148,153,985
Shares repurchased	(1,731,604)	(96,399,959)	(6,934,050)	(328,051,020)
Net decrease	(76,202)	$(4,486,131)	(3,835,307)	$(179,897,035)
7. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

ClearBridge Select Fund 2025 Semi-Annual Report

all or some portion of the six months ended April 30, 2025. The following transactions were effected in such company for the six months ended April 30, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,814,046	$233,128,996	233,128,996	$167,163,258	167,163,258

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,078,925	—	$68,779,784
8. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2025	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	3/21	$1,152,587	$1,018,352	$3.86	0.03%
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	2,440,176	3.86	0.08
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,990	3,596,016	4.29	0.11
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	5/21	1,822,500	1,708,971	7.60	0.05
Databricks Inc., Series H, Common Shares	217,734	8/21	15,999,994	19,977,658	91.75	0.62
Databricks Inc., Series I, Common Shares	89,795	9/23	6,599,933	8,238,924	91.75	0.26
Databricks Inc., Series J, Common Shares	200,724	12/24	18,566,970	18,416,947	91.75	0.58
DataRobot Inc., Series F, Common Shares	279,847	10/20	3,677,749	861,657	3.08	0.03
			$53,464,826	$56,258,701		1.76%
ClearBridge Select Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2025.
10. Deferred capital losses
As of October 31, 2024, the Fund had deferred capital losses of $379,470,590, which have no expiration date, that will be available to offset future taxable capital gains.
11. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

ClearBridge Select Fund 2025 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Select Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Select Fund

ClearBridge
Select Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Select Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Select Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Select Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90968-SFSOI 6/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2025